EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of earnings per share
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	90,092	11,828	(13,771)

Denominator:
Basic weighted average number of ordinary shares	199,198,962	197,446,940	197,446,940
Dilutive effect of outstanding share options and non-vested shares	64,402	-	-

Dilutive weighted average number of ordinary shares	199,263,364	197,446,940	197,446,940

Basic earnings / (loss) per ordinary share	0.45	0.06	(0.07)

Diluted earnings / (loss) per ordinary share	0.45	0.06	(0.07)